3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

fax: 215.981.4750

falcoj@pepperlaw.com

May 1, 2017

Division of Investment Management U.S. Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Attn: James E. O’Connor

Re:	FundVantage Trust Post-Effective Amendment No. 158 to Registration Statement on Form N-1A 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Dear Mr. O’Connor:

Included herewith for filing on behalf of FundVantage Trust (the “Registrant”), pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 158 (the “Amendment”) under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”). This Amendment relates to Gotham Index Plus Fund, an existing series of the Registrant (the “Fund”), and is being filed solely for the purposes of registering Class R6 shares (a new share class of the Fund and the Registrant). Enclosed with this letter is a marked version of the disclosure applicable to Class R6 Shares of the Fund that reflects the changes compared against the most recent prospectus for the Institutional Class of the Fund dated February 1, 2017.

The Amendment does not reflect any changes to the Fund’s investment strategies, policies, or risks. On this basis, we hereby request, on behalf of the Registrant and in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that the Amendment receive selective review from the Securities and Exchange Commission (the “SEC”) and its Staff of the changes contained therein. The Amendment solely reflects changes relating to the purpose noted above, and the Fund’s investment strategies, policies, and risks are “not substantially different” from the disclosure that the Registrant previously filed in an amendment to the Registration Statement with respect to the Fund. Selective review would serve to expedite the review process for the Registrant and use the Staff’s time and resources more effectively. Consistent with IM Guidance Update No. 2016-06 (Mutual Fund Fee Structures) (the “IM Guidance”), the Registrant states the following:

•	The disclosure set forth in the Amendment, other than the changes noted above, has been reviewed by the Staff in other contexts;
•	The disclosure set forth in the Amendment (i) has been reviewed by the Staff in connection with the Post-Effective Amendment No. 109 (“Amendment No. 109”) to the Registration Statement filed pursuant to Rule 485(a) on January 15, 2015 (Accession No. 0001104659-15-002683), and (ii) is substantially identical in all material respects, other than the changes noted above, to the disclosure contained in Post-Effective Amendment No. 112 (“Amendment No. 112”) to the Registration Statement filed pursuant to Rule 485(b) under the 1933 Act on April 1, 2015 (Accession No. 0001104659-15-024779) to address the Staff’s comments with respect to Amendment No. 109.
•	The changes in the Amendment that could be considered material are limited to those noted above; and
•	The Registrant believes that no other area of the Amendment warrants particular attention.

As discussed with the Staff, the Registrant intends to use this filing (the “Template Filing”) as a basis to request Rule 485(b)(1)(vii) treatment to register Class R6 shares for certain other existing series of the Registrant (the “Replicate Filings”). Consistent with the IM Guidance, the Registrant makes the following representations:

•	The disclosure changes in the Template Filing are substantially identical to disclosure changes that will be made in the Replicate Filings.
•	The Replicate Filings will incorporate changes made to the disclosure included in the Template Filing to resolve any Staff comments thereon.
•	The Replicate Filings will not include any other changes that would otherwise render them ineligible for filing under Rule 485(b).

Please note the Registrant anticipates requesting acceleration of the Amendment’s effectiveness. If you have any questions or comments regarding Amendment, please do not hesitate to call me at 215.981.4659 or John M. Ford at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:	Joel L. Weiss, President of FundVantage Trust John M. Ford, Esq.

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SHAREHOLDER INFORMATION

PRICING OF SHARES

The price of ~~each~~the Fund's shares is based on its NAV. The NAV per share of ~~a~~the Fund is calculated as follows:

~~Each~~The Fund's NAV per share is calculated once daily as of the close of regular trading on the NYSE (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the NYSE is open for business). The NYSE is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

~~Each~~The Fund's equity securities listed on any national or foreign exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by ~~a~~the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that ~~a~~the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when ~~a~~the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of ~~a~~the Fund. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sale price and the close of the NYSE are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Valuation Committee. The Trust's policy is intended to result in a calculation of ~~each~~the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to ~~each~~the Fund's procedures may not accurately reflect the price that ~~a~~the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of ~~a~~the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by ~~a~~the Fund if an event occurs after the publication of market values normally used by ~~a~~the Fund but before the time as of which ~~a~~the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust's fair value procedures. This may occur particularly with respect to certain foreign securities held by ~~a~~the Fund, in which case the Trust may use adjustment factors obtained from an independent evaluation service that are intended to reflect more accurately the value of those securities as of the time ~~a~~the Fund's NAV is calculated. Other events that can trigger fair valuing of foreign securities include, for example, (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of ~~a~~the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

PURCHASE OF SHARES

Shares are offered on a continuous basis by Foreside Funds Distributors LLC (the "Underwriter") and are sold without any sales charges. Purchase orders are effected at the NAV next computed after ~~a~~the Fund has received your purchase order. Purchase orders placed through a financial intermediary will be deemed to have been received and accepted by ~~a~~the Fund when the financial intermediary accepts the order.

The minimum initial investment in shares in ~~each~~the Fund is $250,000 ~~except for the Institutional Value Fund which is $5,000,000~~. Additional investments in ~~each~~the Fund may be made in the amount of $5,000 ~~except for the Institutional Value Fund which is $10,000~~. The minimum initial investment and additional investment requirement may be waived for persons including, without limitation clients of the Adviser or its affiliates, trustees/directors, officers and employees of the Adviser and its affiliates or the Trust and their spouses, parents and children. You may purchase shares as specified below.

~~Sales of a Fund's shares are not subject to a front-end sales charge or a Rule 12b-1 fee. Shares are available to individuals, corporations and other institutions such as trusts, endowments, foundations or broker-dealers purchasing for the accounts of others who can meet the required investment minimum~~No dealer compensation is paid from Fund assets on sales of Class R6 shares. Class R6 shares do not carry sales commissions or pay Rule 12b-1 Plan fees, or make payments to financial intermediaries to assist in efforts to promote the sale of the Fund’s shares, sometimes referred to as “revenue sharing”. If you purchase shares through an institutional organization, you may be charged a transaction-based fee or other fee for the services of such organization. If you invest through a financial intermediary or nominee, such as a broker-dealer or financial adviser (rather than directly through ~~a~~the Fund), certain policies and fees regarding your investment in the Fund~~s~~ may be different than those described in this prospectus. Financial intermediaries and nominees may charge transaction fees and set different minimum investments or limitations or procedures on buying or selling shares.

Class R6 shares are generally available only to retirement plans established under Internal Revenue Code Sections 401(a), 403(b) or 457, and to nonqualified deferred compensation plans, and certain voluntary employee benefit association and post-retirement benefit plans. Any of the above eligible investors may invest either directly or through a financial advisor or other intermediaries not enumerated above.

Class R6 shares are also available for investment by other registered investment companies approved by the Fund’s investment adviser or distributor and employees of the Adviser and affiliates, trustees and officers of the Trust and their immediate family members. Class R6 shares are also available to funds of funds managed by the Adviser. Class R6 shares generally are not available to retail nonretirement accounts, traditional and Roth individual retirement accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs and 529 college savings plans.

TO OPEN AN ACCOUNT DIRECTLY WITH ~~A~~THE FUND

By Mail

You may purchase shares by sending a check drawn on a U.S. bank payable to ~~a~~the Fund along with a completed application. The application ~~for certain~~ of the Fund~~s~~ may be found at ~~www.GothamFunds.com~~ www.GothamFunds.com. If a subsequent investment is being made, the check should also indicate your account number. When you make purchases by check, ~~a~~the Fund may withhold payment on any redemption until it is reasonably satisfied that the funds are collected (which can take up to 15 business days). If you purchase shares with a check that does not clear, your purchase will be canceled and you will be responsible for any loss or fees incurred in that transaction. Please make sure your check is for at least $250,000 ~~for all Funds except for the Institutional Value Fund which is for at least $5,000,000~~. Send the check and application to:

Regular Mail:

Gotham Funds
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Gotham Funds
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722
(877) 974-6852

The Fund~~s~~ will only accept checks drawn on U.S. currency on domestic banks. The Fund~~s~~ will not accept any of the following: cash or cash equivalents, money orders, traveler's checks, cashier's checks, bank checks, official checks and treasurer's checks, payable through checks, third party checks and third party transactions.

The Fund~~s do~~does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in ~~a~~the Fund subject to the satisfaction of enhanced due diligence. While the Fund does not generally accept foreign investors, it may in instances where either (i) an intermediary makes shares of ~~a~~the Fund available or (ii) the transfer agent, in the case of a direct to Fund subscription, has satisfied its internal procedures with respect to the establishment of foreign investor accounts. Please contact the Adviser at (212) 319-4100 for more information.

By Wire

To make a same-day wire investment, call Shareholder Services toll-free at (877) 974-6852 before 4:00 p.m. Eastern time for current wire instructions. An account number will be assigned. Please make sure your wire is for at least $250,000 ~~for all Funds except for the Institutional Value Fund which is for at least $5,000,000~~. Your wire must be received by the stock market close, typically 4:00 p.m. Eastern time, to receive the day's price per share. Your bank may charge a wire fee.

Online at GothamFunds.com

Current shareholders with accounts held directly with ~~certain~~the Fund~~s~~ may purchase additional shares at ~~www.GothamFunds.com.~~www.GothamFunds.com.

TO ADD TO AN ACCOUNT DIRECTLY WITH ~~A~~THE FUND

By Mail

Fill out an investment slip from a previous confirmation and write your account number on your check. Please make sure your check is for at least $5,000 ~~for all Funds except the Institutional Value Fund which is for $10,000~~. Mail the slip and your check to:

Regular Mail:

Gotham Funds
FundVantage Trust
c/o BNY Mellon Investment Servicing
P.O. Box 9829
Providence, RI 02940-8029

Overnight Mail:

Gotham Funds
FundVantage Trust
c/o BNY Mellon Investment Servicing
4400 Computer Drive
Westborough, MA 01581-1722

By Wire

Please call Shareholder Services toll-free at (877) 974-6852 for current wire instructions. The wire must be received by the stock market close, typically 4:00 p.m. Eastern time, for same day processing. Your bank may charge a wire fee. Please make sure your wire is for at least $5,000 ~~for all Funds except the Institutional Value Fund which is for $10,000~~.

Automated Clearing House (ACH) Purchase

Current shareholders may purchase additional shares via Automated Clearing House ("ACH"). To have this option added to your account, please send a letter to the Fund~~s~~ requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

You may not use ACH transactions for your initial purchase of Fund shares. ACH purchases will be effective at the closing price per share on the business day after the order is placed. The Fund~~s~~ may alter, modify or terminate this purchase option at any time.

Purchase Price

Purchase orders received by the transfer agent before the close of regular trading on the NYSE on any business day will be priced at the NAV that is determined as of the close of trading on the NYSE. Purchase orders received in good order after the close of regular trading on the NYSE will be priced as of the close of regular trading on the following business day. "Good order" means that the purchase request is complete and includes all accurate required information. Purchase requests not in good order may be rejected.

Financial Intermediaries

You may purchase shares of the Fund~~s~~ through a financial intermediary who may charge additional fees for other services and may require higher minimum investments or impose other limitations on buying and selling shares of the Fund. "Financial intermediaries" include brokers, dealers, banks (including bank trust departments), insurance companies, investment advisers, financial advisers, financial planners, retirement or 401(k) plan administrators, their designated intermediaries and any other firm having a selling, administration or similar agreement with ~~a~~the Fund. Purchase and redemption orders placed through a financial intermediary will be deemed to have been received and accepted by ~~a~~the Fund when the financial intermediary accepts the order. It is the responsibility of the financial intermediary or nominee to promptly forward purchase or redemption orders and payments to the Fund~~s~~. Customer orders will be priced at ~~a~~the Fund's NAV next computed after they are accepted by an authorized broker or the broker's authorized designee. Purchase and redemption requests sent to such authorized broker (or its designee) are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund’s transfer agent in accordance with the Fund’s procedures and applicable law. Financial intermediaries may also designate other intermediaries to accept purchase and redemption orders on ~~a~~the Fund's behalf. Consult your investment representative for specific information.

It is the responsibility of the financial intermediary to transmit orders for the purchase of shares by its customers to the transfer agent and to deliver required funds on a timely basis, in accordance with the procedures stated above.

Networking and Sub-Transfer Agency Fees. The Fund~~s~~ or Adviser may also directly enter into agreements with "financial intermediaries" pursuant to which ~~they~~it will pay the financial intermediary for services such as networking or sub-transfer agency, including the maintenance of "street name" or omnibus accounts and related sub-accounting, record keeping and administrative services provided to such accounts. Payments made pursuant to such agreements are generally based on either: (1) a percentage of the average daily net assets of clients serviced by such financial intermediary, or (2) the number of accounts serviced by such financial intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 distribution or shareholder service fees the financial intermediary may also be receiving. From time to time, the Adviser or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits. These payments may be material to financial intermediaries relative to other compensation paid by ~~a~~the Fund and/or the Underwriter, the Adviser and their affiliates. The payments described above may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts. The financial intermediaries are not audited by the Fund~~s~~, the Adviser or its service providers to determine whether such intermediary is providing the services for which they are receiving such payments. The payments described in this paragraph are not made with respect to Class R6 shares.

Additional Compensation to Financial Intermediaries. The Adviser and, from time to time, affiliates of the Adviser, if applicable, may also, at their own expense and out of their own legitimate profits, provide additional cash payments to financial intermediaries who sell shares of the Fund~~s~~. These additional cash payments are payments over and above sales communications or reallowances, distribution fees or servicing fees (including networking, administration and sub-transfer agency fees) payable to a financial intermediary which are disclosed elsewhere in this prospectus. These additional cash payments are generally made to financial intermediaries that provide sub-accounting, sub-transfer agency, shareholder.

Fund may charge a redemption fee of 1.00% on proceeds redeemed within 30 days following their acquisition (see "Redemption of Shares — Redemption Fee").

EXCHANGE OF SHARES

~~You may exchange all or a portion of your shares in a Gotham Fund (Gotham Absolute Return Fund, Gotham Absolute 500 Fund, Gotham Absolute 500 Core Fund, Gotham Enhanced Return Fund, Gotham Enhanced 500 Fund, Gotham Enhanced 500 Core Fund, Gotham Neutral Fund, Gotham Neutral 500 Fund, Gotham Index Plus Fund, Gotham Index Core Fund, Gotham Hedged Plus Fund, Gotham Hedged Core Fund, Gotham Institutional Value Fund, Gotham Enhanced S&P 500 Index Fund, Gotham Defensive Long Fund, Gotham Defensive Long 500 Fund and Gotham Total Return Fund ) for shares in another Gotham Fund, up to four times per year, and not more frequently than once in any month. An exchange means that you purchase shares of a Gotham Fund using the proceeds from the simultaneous redemption of your shares in another Gotham Fund.~~

~~Redemption and purchase of shares through an exchange will be effected at the NAV per share next determined after the transfer agent receives your exchange request. An exchange will be treated as a sale for Federal income tax purposes. See "More Information about Taxes" for a discussion of the tax consequences of an exchange of shares in one Gotham Fund for shares in a different Gotham Fund.~~

~~Exchange transactions will be subject to the requirements of the particular Fund into which the exchange is desired to be made, including the investment minimum. Exchange transactions will be subject to a Fund's redemption fee of 1.00% on proceeds redeemed within 30 days following their acquisition, whether acquired through purchase or exchange (with the exception of shares acquired through the reinvestment of dividends and/or capital gain distributions).~~

~~The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege, which may potentially disrupt the management of a Fund and increase transaction costs, the Funds have established that shareholders are entitled to four (4) exchange redemptions per year, and not more frequently than once in any month. Notwithstanding the foregoing, the Funds reserve the right to reject any purchase request (including exchange purchases from another Fund) that is deemed to be disruptive to efficient portfolio management.~~

~~To obtain more information about exchanges, or to place exchange orders, contact the transfer agent, or, if your shares are held in an account with a financial intermediary, contact the financial intermediary. The Funds may terminate or modify the exchange offer described here and will give you 60 days' notice of such termination or modification.~~

The Fund R6 share class does not have exchange privileges.

TRANSACTION POLICIES

Timing of Purchase or Sale Requests

All requests received in good order by BNY Mellon Investment Servicing or authorized dealers of Fund shares before the close of regular trading on the NYSE, typically 4:00 p.m. Eastern time, will be executed the same day, at that day's NAV. Orders received after the close of regular trading of the NYSE will be executed the following day, at that day's NAV. All investments must be in U.S. dollars. Purchase and redemption orders are executed only on days when the ~~Exchange~~NYSE is open for trading. If the NYSE closes early, the deadlines for purchase and redemption orders are accelerated to the earlier closing time.

New York Stock Exchange Closings

The NYSE is typically closed for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Investments through Financial Intermediaries/Nominees